Intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Intangible assets (Details) [Line Items]
Impairment of non-current assets	¥ 500,000	¥ 0	¥ 0
Impairment loss on goodwill	¥ (500,000)
Period for cash flow projections	5 years
Extrapolated growth rate	4.00%	4.00%
Goodwill [Member]
Intangible assets (Details) [Line Items]
Impairment of non-current assets	¥ 500,000			¥ 122,099,000	¥ 18,809,000
Tradenames [Member]
Intangible assets (Details) [Line Items]
Impairment of non-current assets	0			43,679,000	8,124,000
Computer software [Member]
Intangible assets (Details) [Line Items]
Impairment of non-current assets	0			3,956,000	0
Property, plant and equipment [Member]
Intangible assets (Details) [Line Items]
Impairment of non-current assets				139,818,000	6,036,000
Licenses [Member]
Intangible assets (Details) [Line Items]
Impairment of non-current assets	¥ 0			¥ 4,407,000	¥ 0